Document and Entity Information	Aug. 19, 2021
Cover [Abstract]
Security 12b Title	SAILSM (Stakeholder Aligned Initial Listing) securities, each consisting of one share of Class A Common Stock, $0.0001 par value, and one-fifth of
Amendment Flag	false
Entity Central Index Key	0001841389
Document Type	8-K
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	REVOLUTION HEALTHCARE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40190
Entity Tax Identification Number	86-1403778
Entity Address, Address Line One	20 University Road
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02138
City Area Code	(617)
Local Phone Number	234-7000
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol	REVHU
Security Exchange Name	NASDAQ